TIAA SEPARATE ACCOUNT VA-1

SUPPLEMENT NO. 4

dated February 27, 2008

to the May 1, 2007 Statement of Additional Information (SAI)

NEW OFFICERS

Effective February 4, 2008, the Management Committee of the TIAA Separate Account VA-1 (the “Account”) appointed Richard S. Biegen as Vice President and Chief Compliance Officer of the Account. He replaces Eric C. Oppenheim, who had held the position of Vice President and Acting Chief Compliance Officer of the Account. Mr. Oppenheim will no longer serve as Vice President and Acting Chief Compliance Officer of the Account.

Effective February 19, 2008, the Management Committee of the Account also appointed Cara L. Schnaper as an Executive Vice President of the Account.

Consequently, all references to Mr. Oppenheim as Vice President and Acting Chief Compliance Officer of the Account should be removed from the list of officers in the Account’s SAI and the following information concerning Mr. Biegen and Ms. Schnaper should be added to the list of officers in the Account’s SAI:

Name, Address and Date of Birth	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/08/62	Vice President and Chief Compliance Officer	One-Year Term. Vice President and Chief Compliance Officer since February 2008.	Chief Compliance Officer of College Retirement Equities Fund, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”), Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of Advisors and Investment Management (since February 2008). Formerly, Managing Director/Director of Global Compliance, AIG Investments (2000–2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998–2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997–1998); Assistant General Counsel/Director, Securities Law Compliance, The Prudential Insurance Company of America (1994–1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1988–1994).
Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-Year Term. Executive Vice President since February 2008.	Executive Vice President, Technology and Operations of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since February 2008). Formerly, Principal, Market Resolve, LLC (2006–February 2008); and Head, Middle Office, Investment Banking (2000–2002), Head, Technology and Operations, Equities (1999–2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997–1999), JP Morgan Chase & Co.

A11566

(2/08)